SHAREHOLDERS’ EQUITY - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) vote shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Shareholders equity [line items]
Share capital	$ 1,551.6	$ 1,551.6
Subscribed and paid up capital (in shares) | shares	740,465,044	740,465,044
Shares held in treasury (in shares) | shares	17,698,905	5,832,238
Common shares authorized (in shares) | shares	1,000,000,000
Description of common stock voting right | vote	1
Foreign shareholders number of votes as a percentage of votes entitlement of shareholders within the country	66.00%
Number of treasury shares repurchased (in shares) | shares	11,866,667
Number of treasury shares repurchased	$ 186.8
Amount of shares held in Treasury	215.0	$ 28.2
Market value of treasury shares	285.0		$ 53.1
Toral reserve for government grants	$ 49.0	49.0
Percentage of net profit on statutory reserve	5.00%
Equity	$ 3,812.0	3,344.6	$ 3,039.3	$ 2,824.3
Total reserve for investments and working capital	1,605.6	1,368.3
Revenue Reserves Legal Reserve
Shareholders equity [line items]
Equity	$ 224.6	$ 207.0
Top of range
Shareholders equity [line items]
Percentage of reserve on capital	20.00%
Percentage of reserve on capital and capital reserve	30.00%